One Corporate Center	The Gabelli Multimedia Trust Inc.
Rye, NY 10580-1422
Tel. (914) 921-5070
Fax (914) 921-5118
www.gabelli.com
info@gabelli.com

November 9, 2012

VIA EDGAR

Laura E. Hatch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The Gabelli Global Multimedia Trust Inc.

File Nos.: 333-173800 and 811-08476

Dear Ms. Hatch:

In connection with your review of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Registration Statement”) of The Gabelli Multimedia Trust Inc. (the “Fund”) that was filed with the Securities and Exchange Commission on September 5, 2012 (SEC Accession No. 0001193125-12-380109), the Fund acknowledges that:

1. In connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Fund and its management are solely responsible for the content of such disclosure;

2. The Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3. The Fund represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding by the SEC or any person.

If you should have any questions, please feel free to contact the undersigned at 914.921.8371.

Sincerely,

/s/ Agnes Mullady

Agnes Mullady
Treasurer and Secretary